UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report to shareholders is as follows:

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE
BlackRock Bond Allocation Target Shares

Semi-Annual Report

March 31, 2006 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                    BLACKROCK BOND ALLOCATION TARGET SHARES
*BlackRock Bond Allocation Target Shares Series S
*BlackRock Bond Allocation Target Shares Series C
*BlackRock Bond Allocation Target Shares Series M
                               TABLE OF CONTENTS

Shareholder Letter..........................................................1
Portfolio Summaries
  BlackRock Bond Allocation Target Shares Series S........................2-3
  BlackRock Bond Allocation Target Shares Series C........................4-5
  BlackRock Bond Allocation Target Shares Series M........................6-7
  Schedules of Investments...............................................8-15
Portfolio Financial Statements

  Notes to Financial Statements.........................................21-24
  Additional Information................................................26-28

         PRIVACY PRINCIPLES OF BLACKROCK BOND ALLOCATION TARGET SHARES
BlackRock Bond Allocation Target Shares is committed to maintaining the privacy of shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Bond Allocation Target Shares collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Bond Allocation Target Shares does not receive any nonpublic personal information relating to its shareholders who purchase shares through programs sponsored by broker-dealers. In the event a person becomes a shareholder of
BlackRock Bond Allocation Target Shares through another means, BlackRock Bond
Allocation Target Shares may receive nonpublic personal information regarding such Investor on account documentation or other forms.
With respect to these shareholders, BlackRock Bond Allocation Target Shares may also have access to specific information regarding their transactions in
BlackRock Bond Allocation Target Shares. BlackRock Bond Allocation Target
Shares does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholder's account (for example, to a transfer agent).
BlackRock Bond Allocation Target Shares restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Bond Allocation Target Shares maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                    BLACKROCK BOND ALLOCATION TARGET SHARES

March 31, 2006

Dear Shareholder:

     You may be aware that on February 15, 2006, we announced that BlackRock and Merrill Lynch Investment Managers (MLIM) intended to unite to create a new independent asset management company.

     We believe this combination of asset management strength will benefit our investors. BlackRock is one of the largest publicly traded investment management firms in the United States, with approximately $463 billion in assets under management and over 1,800 employees. We manage assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. MLIM is also a leading investment management organization, with over $576 billion in assets under management globally and over 2,700 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios.

     At the completion of the transaction, which is expected at the end of the third quarter of this year, the combined firm will be a top-ten investment manager worldwide, with more than $1 trillion in assets under management. The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. BlackRock and
MLIM possess complementary capabilities that together create a well-rounded organization, uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - focused on delivering excellence to clients, they both make investment performance their most important mission. In short, the combination reinforces our commitment to shareholders.

     As a shareholder in one or more BlackRock-advised mutual funds, you will receive proxy materials in the coming weeks in connection with this transaction. After you receive this information, do not hesitate to contact your financial advisor should you have any questions or concerns.

     As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale.

Sincerely,

[GRAPHIC OMITTED]

 Anne F. Ackerley
Managing Director
BlackRock Advisors, Inc.

Data, including assets under management, are as of March 31, 2006.

                                                                               1

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES S

Total Net Assets (3/31/06): $13.9 million

Performance Benchmark:

     Merrill Lynch 1-3 Year Treasury Index

Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: commercial and residential mortgage-backed securities
("CMBS" and "MBS"); obligations of non-U.S. governments and supranational organizations, such as the World Bank, which are chartered to promote economic development; obligations of domestic and non-U.S corporations; asset-backed securities ("ABS"); collateralized mortgage obligations ("CMOs") and U.S.
Treasury and agency securities. The Portfolio may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or if unrated, determined by the investment advisor to be of similar quality.

Recent Portfolio Management Activity:
     o  The BlackRock Bond Allocation Target Shares: Series S Portfolio
outperformed the benchmark for the semi-annual period. The Series S Portfolio, a non-diversified fund, is offered only as a part of certain wrap fee programs or to certain managed account clients of BlackRock. These clients typically have a short duration fixed income account and utilize the Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the portfolio management team does not utilize a benchmark to manage the Portfolio. The Merrill Lynch
1-3 Year Treasury Index is the de facto benchmark used for fund reporting purposes. Because the client's investment in the Portfolio represents only a portion of the overall short duration account, comparisons of the Portfolio's performance to that of the benchmark will not typically be meaningful.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors. While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 5-year Treasury, ended the period at 4.81%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period. Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries. CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment. Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins. MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign. ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as the sector remained attractively valued versus other spread sectors. Lastly, agencies continued to trade in a narrow range versus swaps despite Congress'
failure to reach a resolution on Government-Sponsored Enterprise reform.

     o  During the period, the Portfolio was primarily invested in adjustable rate mortgages and ABSs with a modest allocation to CMBSs, CMOs and corporates.

     o  The Portfolio continued to favor hybrid Adjustable Rate Mortgages
("ARMs") and CMOs, which were positive contributors to performance. During the period, the Portfolio increased its allocation to CMBS, favoring seasoned, high quality issues, which was beneficial to performance. Within ABS, the Portfolio maintained a significant position concentrating in autos and credit card sub-sectors. The allocation to ABS benefited performance.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION
                                 TARGET SHARES
SERIES S PORTFOLIO AND THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX FROM
                                   INCEPTION.

[GRAPHIC OMITTED]

               Series S Portfolio     Merrill Lynch 1-3 Year Treasury Index
10/01/2004                 10,000                                    10,000
12/31/2004                 10,026                                    10,002
03/31/2005                 10,038                                     9,976
06/30/2005                 10,162                                    10,089
09/30/2005                 10,200                                    10,098
12/31/2005                 10,295                                    10,168
03/31/2006                 10,365                                    10,208

                        FOR PERIOD ENDING MARCH 31, 2006

      Average Annual Total Return
         1 Year      From Inception
       ----------   ----------------
            3.26%              2.43%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO THE
PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 10/1/04.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES S

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           97.3%
AA             2.3
BBB            0.4
             ------
  Total      100.0%
             ======

        Portfolio Statistics
Average maturity (years)       1.80
Effective Duration2            1.61

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs.

                                                                                 Hypothetical Expenses
                                                          Actual Expenses     (5% return before expenses)
                                                         -----------------   ----------------------------
Beginning Account Value (10/01/05)                            $   1,000.00                   $   1,000.00
Ending Account Value (3/31/06)                                    1,016.20                       1,025.00
Expenses Incurred During Period (10/01/05 - 3/31/06)                     -                              -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                                                                               3

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES C

Total Net Assets (3/31/06): $10.6 million

Performance Benchmark:
     Lehman Brothers U.S. Credit Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: corporate bonds, notes and debentures; asset-backed securities ("ABS"); commercial and residential mortgage-backed securities
("CMBS" and "MBS"); obligations of non-U.S. governments and supranational organizations, such as the World Bank, which are chartered to promote economic development; collateralized mortgage obligations ("CMOs"); and U.S. Treasury and agency securities. The Portfolio may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.

Recent Portfolio Management Activity:
     o  The BlackRock Bond Allocation Target Shares: Series C Portfolio
outperformed the benchmark for the semi-annual period. The Series C Portfolio, a non-diversified Portfolio, is offered only as a part of certain wrap fee programs or to certain managed account clients of BlackRock. These clients typically have a core or core plus fixed income account and utilize the
Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the portfolio management team does not utilize a benchmark to manage the Portfolio.
The Lehman Brothers U.S. Credit Index is the de facto benchmark for fund reporting purposes. Because a client's investment in the Portfolio represents only a portion of the overall core or core plus account, comparisons of the
Portfolio's performance to that of the benchmark will not typically be meaningful.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors. While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period. Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries. CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment. Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins. MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign. ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as the sector remained attractively valued versus other spread sectors. Lastly, agencies continued to trade in a narrow range versus swaps despite Congress'
failure to reach a resolution on Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio was primarily invested in investment grade corporate fixed income with a small allocation to taxable municipal bonds. The Portfolio continued to have a bias toward higher quality credits and financials within corporate securities.  Security selection within corporate securities was beneficial to performance.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION
                                 TARGET SHARES
  SERIES C PORTFOLIO AND THE LEHMAN BROTHERS U.S. CREDIT INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Series C Portfolio     Lehman Brothers U.S. Credit Index
10/01/2004                 10,000                                10,000
12/31/2004                 10,126                                10,126
03/31/2005                 10,057                                10,020
06/30/2005                 10,389                                10,378
09/30/2005                 10,334                                10,274
12/31/2005                 10,386                                10,325
03/31/2006                 10,354                                10,204

                        FOR PERIOD ENDING MARCH 31, 2006

      Average Annual Total Return
         1 Year      From Inception
       ----------   ----------------
            2.96%              2.35%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO THE
PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 10/1/04.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES C

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           18.3%
AA            36.3
A             26.7
BBB           18.5
\qBBB          0.2
             ------
  Total      100.0%
             ======

        Portfolio Statistics
Average maturity (years)       7.13
Effective Duration2            4.07

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs.

                                                                                 Hypothetical Expenses
                                                          Actual Expenses     (5% return before expenses)
                                                         -----------------   ----------------------------
Beginning Account Value (10/01/05)                            $   1,000.00                   $   1,000.00
Ending Account Value (3/31/06)                                    1,001.90                       1,025.00
Expenses Incurred During Period (10/01/05 - 3/31/06)                     -                              -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                                                                               5

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES M

Total Net Assets (3/31/06): $5.7 million

Performance Benchmark:

     Lehman Brothers MBS Index

Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: commercial and residential mortgage-backed securities
("CMBS" and "MBS"); asset-backed securities ("ABS"); collateralized mortgage obligations ("CMOs"); and U.S. Treasuries and agency securities. The Portfolio may only buy securities rated investment grade at the time of purchase by a least one major rating agency or, if unrated, determined by the management team to be of similar quality.

Recent Portfolio Management Activity:
     o  The BlackRock Bond Allocation Target Shares: Series M Portfolio
outperformed the benchmark for the semi-annual period. The Series M Portfolio, a non-diversified Portfolio, is offered only as a part of wrap-fee programs or to certain managed account clients of BlackRock. These clients typically have a core or core plus fixed income account and utilize the Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the portfolio management team does not utilize a benchmark to manage the Portfolio. The Lehman Brothers
MBS Index is the de facto benchmark used for fund reporting purposes. Because the client's investment in the Portfolio represents only a portion of the overall core or core plus account, comparisons of the Portfolio's performance to that of the benchmark will not typically be meaningful.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors. While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period. Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries. CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment. Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins. MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign. ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as the sector remained attractively valued versus other spread sectors. Lastly, agencies continued to trade in a narrow range versus swaps despite Congress'
failure to reach a resolution on Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio was primarily invested in
CMBS, MBS, ABS and corporates.  Within MBS, the Portfolio continued to have a bias toward 15-year maturity bonds relative to 30-year maturity bonds, which was beneficial to performance. The Portfolio favors higher coupon issues versus current coupon MBS. The Portfolio has a preference for seasoned pools versus
TBAs.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION
                                 TARGET SHARES
      SERIES M PORTFOLIO AND THE LEHMAN BROTHERS MBS INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Series M Portfolio     Lehman Brothers MBS Index
10/01/2004                 10,000                        10,000
12/31/2004                 10,097                        10,126
03/31/2005                 10,039                        10,114
06/30/2005                 10,259                        10,344
09/30/2005                 10,236                        10,329
12/31/2005                 10,301                        10,391
03/31/2006                 10,359                        10,384

                        FOR PERIOD ENDING MARCH 31, 2006

      Average Annual Total Return
         1 Year      From Inception
       ----------   ----------------
            3.19%              2.38%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO THE
PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 10/1/04.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

               BLACKROCK BOND ALLOCATION TARGET SHARES SERIES M

FUND PROFILE

  Credit Quality (% of
long-term investments)1
AAA          100.0%
             ------
  Total      100.0%
             ======

        Portfolio Statistics
Average maturity (years)       3.03
Effective Duration2            2.26

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio.  This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee program.

                                                                                 Hypothetical Expenses
                                                          Actual Expenses     (5% return before expenses)
                                                         -----------------   ----------------------------
Beginning Account Value (10/01/05)                            $   1,000.00                   $   1,000.00
Ending Account Value (3/31/06)                                    1,012.00                       1,025.00
Expenses Incurred During Period (10/01/05 - 3/31/06)                     -                              -

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

                                                                               7

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                            BATS SERIES S PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                 VALUE
                                               ----------------------   -------------------   ------------------
MORTGAGE PASS-THROUGHS - 24.7%
  Federal Home Loan Mortgage
    Association ARM
    4.42%(b)                                                 06/01/33                $   68           $   66,679
  Federal Home Loan Mortgage
    Corp. ARM
    3.54%(b)                                                 05/01/34                   310              296,499
    3.55%(b)                                                 07/01/34                   270              267,172
    4.76%(b)                                                 04/01/35                   177              174,899
  Federal National Mortgage
    Association ARM
    4.28%(b)                                                 01/01/34                   242              236,898
    4.83%(b)                                                 07/01/34                   145              142,941
    4.87%(b)                                                 06/01/35                   362              359,537
    4.64%(b)                                                 07/01/35                   335              330,139
    5.03%(b)                                                 10/01/35                   192              189,805
    5.33%(b)(c)                                              10/01/35                   444              435,003
  Government National Mortgage
    Association II ARM
    5.00%(b)                                              10/34-11/34                   943              938,945

                                                                                                       =========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $3,497,918)                                                                                    3,438,517
                                                                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
  Banc of America Funding Corp.,
    Series 04-C, Class 4A1
    5.11%(b)                                                 12/20/34                    68               68,224
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    5.19%(b)                                                 11/25/34                    62               62,483
  Countrywide Alternative Loan
    Trust, Series 05-28CB, Class
    1A5
    5.50%                                                    08/25/35                    89               88,325
  Federal Home Loan Mortgage
    Corp., Series 04-2877, Class
    PA
    5.50%                                                    07/15/33                   271              268,959
  Federal Home Loan Mortgage
    Corp., Series 04-SF5, Class
    GB
    1.77%                                                    12/15/07                    76               75,363
  Goldman Sachs Mortgage
    Securities Corp., Series 04-11,
    Class 2A2
    5.14%(b)                                                 12/25/34                    50               50,523
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
    4.84%(b)                                                 06/25/34                    73               70,368
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-EE,
    Class 2A1
    3.99%(b)                                                 12/25/34                   167              163,929

                                                                                                       =========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $864,479)                                                                                        848,174
                                                                                                       ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 9.2%
  Adjustable Rate Mortage Trust,
    Series 05-9, Class 5A1
    5.09%(b)                                                 11/25/35                    75               75,066
  Banc of America Mortgage
    Securities, Series 04-A, Class
    2A2
    4.12%(b)                                                 02/25/34                   311              302,701

                                                                                PAR
                                                      MATURITY                 (000)                 VALUE
                                               ----------------------   -------------------   ------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  First Union National Bank
    Commercial Mortgage, Series
    00-C1, Class A2
    7.84%                                                    05/17/32                $  275           $  297,491
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIB2, Class A2
    6.24%                                                    04/15/35                   201              203,645
  Salomon Brothers Mortgage
    Securities VII, Series 99-C1,
    Class A2
    7.10%(b)                                                 05/18/32                   201              208,489
  Salomon Brothers Mortgage
    Securities VII, Series
    02-KEY2, Class A2
    4.47%                                                    03/18/36                   200              194,445

                                                                                                       =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $1,283,974)
                                                                                                       1,281,837
                                                                                                       ---------
ASSET BACKED SECURITIES - 52.6%
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%(d)                                                 02/15/08                   100               98,813
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                                    02/09/09                   300              299,106
  Citibank Credit Card Issuance
    Trust, Series 06-A2, Class A2
    4.85%                                                    02/10/11                   400              395,848
  Citibank Credit Card Master
    Trust, Series 99-5, Class A
    6.10%                                                    05/15/08                   350              350,424
  Citigroup Mortgage Loan Trust,
    Inc., Series 06-HE1, Class A1
    4.88%(b)                                                 01/25/36                   150              150,000
  Commercial Mortgage Asset
    Trust, Series 99-C1, Class A3
    6.64%                                                    01/17/32                   250              258,152
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.93%(b)                                                 01/25/36                   329              329,161
  Countrywide Certificates, Series
    05-IM3, Class A1
    4.94%(b)                                                 03/25/36                   449              448,617
  DaimlerChrysler Auto Trust,
    Series 02-B, Class A4
    3.53%                                                    12/06/07                    62               62,234
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                                    01/08/08                   206              203,957
  Ford Credit Auto Owner Trust,
    Series 04-A, Class A3
    2.93%                                                    03/15/08                   234              231,994
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                                    11/17/08                   520              513,625
  Ford Credit Auto Owner Trust,
    Series 06-A, Class A3
    5.07%                                                    03/15/10                   400              398,562
  Honda Auto Receivables Owner
    Trust, Series 03-4, Class A3
    2.19%                                                    05/15/07                    48               47,785
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    2.91%                                                    10/20/08                   300              295,332

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES S PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)        VALUE
                                      ----------   -------   ------------
ASSET BACKED SECURITIES (Continued)
  MBNA Credit Card Master Note
    Trust, Series 01-A1, Class A1
    5.75%                               10/15/08      $350     $  350,326
  MBNA Credit Card Master Notes
    Trust, Series 03-A6, Class A6
    2.75%                               10/15/10       300        285,515
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                               09/15/09       350        341,414
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                               12/17/07       317        314,690
  Residential Asset Mortgage
    Products, Inc., Series 05-RS8,
    Class A1
    4.93%(b)                            05/25/25       325        325,622
  Residential Asset Mortgage
    Products, Inc., Series 05-RZ4,
    Class A1
    4.94%(b)                            11/25/35       425        425,351
  Standard Credit Card Master
    Trust, Inc., Series 94-2, Class
    A
    7.25%                               04/07/06       350        350,080
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                               06/16/08       273        271,163
  USAA Auto Owner Trust, Series
    06-1, Class A3
    5.01%                               09/15/10       400        398,452
  World Omni Auto Recivables
    Trust Series 2005-B Class A3
    4.40%                               04/20/09       175        173,314

                                                                =========
TOTAL ASSET BACKED SECURITIES
  (Cost $7,398,196)                                             7,319,537
                                                                ---------
CORPORATE BONDS - 2.5%
Insurance - 2.1%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(e)                            10/22/08       300        289,770
                                                                ---------
Retail Merchandising - 0.2%
  May Department Stores Co.,
    Debentures
    7.90%                               10/15/07        25         25,742
                                                                ---------
Transportation - 0.2%
  Union Pacific Corp., Unsecured
    Notes
    6.79%                               11/09/07        25         25,554
                                                                ---------
TOTAL CORPORATE BONDS
  (Cost $352,736)                                                 341,066
                                                                ---------

                                           NUMBER
                                          OF SHARES
                                         ----------
SHORT TERM INVESTMENTS - 3.2%
  Galileo Money Market Fund
  (Cost $442,356)                           442,356   442,356
                                                      -------

                                              VALUE
                                         --------------
TOTAL INVESTMENTS IN SECURITIES -  98.3%
  (Cost $13,839,659(a))                     $13,671,487
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.7%                            238,298
                                            -----------
NET ASSETS - 100.0%                         $13,909,785
                                            ===========

-------------------

 (a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $   2,406
      Gross unrealized depreciation                                     (170,578)
                                                                       ---------
                                                                       $(168,172)
                                                                       =========

 (b) Rates shown are the rates as of March 31, 2006.
  (c) When-issued security.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $98,813 on 24 long U.S. Treasury Note futures contracts and 12 short
       U.S. Treasury Notes futures contracts expiring June 2006. The notional value of such contracts on March 31, 2006 was $6,145,875, with an unrealized loss of $958 (including commissions of $79).
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of March 31,
       2006, the Portfolio held 2.1% of its net assets, with a current market value of $289,770, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               9

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                            BATS SERIES C PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                 VALUE
                                      ----------   -------------------   ------------------
CORPORATE BONDS - 86.7%
Aerospace - 2.1%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                               12/01/29                $   85           $  110,750
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                               02/15/31                    50               60,621
  Raytheon Co., Unsecured Notes
    5.38%                               04/01/13                    50               49,356

                                                                                  =========
                                                                                    220,727
                                                                                  ---------
Banks - 23.2%
  Bank of America Corp.,
    Subordinated Notes
    7.40%(b)                            01/15/11                   265              286,419
  Bank One N.A., Senior
    Unsecured Notes
    3.70%                               01/15/08                   125              121,996
  BankBoston N.A., Subordinated
    Notes
    7.38%                               09/15/06                    25               25,234
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                               05/10/06                   225              225,162
  Citigroup, Inc., Subordinated
    Notes
    6.00%                               10/31/33                    20               19,916
  Citigroup, Inc., Unsecured Notes
    4.12%                               02/22/10                   125              119,739
    5.85%                               12/11/34                    60               58,930
  FleetBoston Financial Corp.,
    Senior Unsecured Notes
    4.20%                               11/30/07                    80               78,746
  HSBC Bank USA, Subordinated
    Notes
    4.62%                               04/01/14                   200              187,290
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                               05/30/07                   300              299,528
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                               01/02/13                    85               85,569
  National City Bank of Indiana,
    Senior Bank Notes
    2.38%                               08/15/06                    75               74,207
  Northern Trust Corp.,
    Subordinated Notes
    4.60%                               02/01/13                    25               23,664
  State Street Corp., Subordinated
    Notes
    7.65%                               06/15/10                    50               54,003
  U.S. Bank N.A., Senior Bank
    Notes
    4.40%                               08/15/08                   250              245,430
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                               05/30/08                    50               47,515
  Wachovia Corp., Subordinated
    Notes
    5.25%                               08/01/14                   135              131,007
  Wells Fargo & Co. Holdings
    Corp., Subordinated Notes
    6.25%                               04/15/08                   370              376,826

                                                                                  =========
                                                                                  2,461,181
                                                                                  ---------

                                                           PAR
                                       MATURITY           (000)                 VALUE
                                      ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Broadcasting - 0.5%
  News America, Inc., Senior
    Debentures
    7.28%                               06/30/28                $   50            $  51,833
                                                                                  ---------
Chemicals - 0.4%
  E. I. Dupont de Nemours & Co.,
    Senior Debentures
    6.50%                               01/15/28                    40               42,409
                                                                                  ---------
Computer Software & Services - 0.7%
  Oracle Corp., Unsecured Notes
    5.25%(c)                            01/15/16                    75               71,947
                                                                                  ---------
Energy & Utilities - 5.2%
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    8.12%                               06/15/10                    65               70,582
  Duke Energy Corp., First
    Mortgage Bonds
    4.50%                               04/01/10                    50               48,289
  Florida Power & Light Co., First
    Mortgage Bonds
    6.00%                               06/01/08                    60               60,749
    5.85%                               02/01/33                    70               68,675
  Georgia Power Co., Senior
    Unsecured Notes
    5.20%                               12/15/15                    50               48,693
  Kiowa Power Partners LLC,
    Senior Secured Notes
    4.81%(c)                            12/30/13                    23               21,889
  NiSource Finance Corp., Senior
    Unsecured Notes
    5.40%                               07/15/14                    25               24,249
  NiSource Finance Corp.,
    Unsecured Notes
    5.34%(d)                            11/23/09                    25               25,049
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                               03/01/31                   120              139,678
  Talisman Energy, Inc.
    5.85%                               02/01/37                    50               47,003

                                                                                  =========
                                                                                    554,856
                                                                                  ---------
Entertainment & Leisure - 2.4%
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
    6.75%                               01/30/11                    90               93,556
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                               02/15/26                    50               54,820
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                               02/01/24                    70               75,343
  Turner Broadcasting Corp.,
    Senior Notes
    8.38%                               07/01/13                    25               27,956

                                                                                  =========
                                                                                    251,675
                                                                                  ---------
Finance - 15.1%
  Allstate Life Global Funding
    Trust, Secured Notes
    4.50%                               05/29/09                    50               48,850
  American Express Co., Senior
    Unsecured Notes
    4.75%                               06/17/09                   125              123,192

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                 VALUE
                                        ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    4.12%                                 01/15/10                $  125           $  119,821
  Boeing Capital Corp., Senior
    Unsecured Notes
    6.50%                                 02/15/12                    50               52,621
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
    5.75%                                 04/15/07                    15               15,069
  General Electric Capital Corp.,
    Senior Unsecured Notes
    6.75%                                 03/15/32                    90              100,208
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(d)                              01/15/08                   300              298,815
    3.60%                                 10/15/08                    95               91,166
    5.00%                                 11/15/11                   100               98,022
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                                 08/15/07                    50               49,229
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.00%                                 01/15/11                   100               97,868
    5.35%                                 01/15/16                   100               96,586
  Kinder Morgan Finance Co.
    ULC, Senior Unsecured Notes
    5.35%                                 01/05/11                    50               49,203
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                                 02/01/08                    55               56,574
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                                 04/15/11                    50               52,632
  PSEG Funding Trust, Inc.,
    Capital Securities
    5.38%                                 11/16/07                    25               24,916
  Rabobank Capital Funding Trust
    II, Capital Securities
    5.26%(c)                              12/29/49                    75               72,089
  SLM Corp., Senior Unsecured
    Notes
    3.50%                                 09/30/06                    75               74,395
  Toll Brothers Finance Corp.,
    Senior Notes
    5.95%                                 09/15/13                    40               38,749
  UnitedHealth Group, Inc.,
    Unsecured Notes
    5.80%                                 03/15/36                    40               38,091

                                                                                    =========
                                                                                    1,598,096
                                                                                    ---------
Food & Agriculture - 1.7%
  Kellogg Co., Senior Debentures
    7.45%                                 04/01/31                    65               76,179
  Kraft Foods, Inc., Senior
    Unsecured Notes
    5.62%                                 11/01/11                    15               15,020
  Tyson Foods, Inc., Unsecured
    Notes
    6.60%                                 04/01/16                    25               24,693
  Unilever Capital Corp., Senior
    Unsecured Notes
    5.90%                                 11/15/32                    60               58,797

                                                                                    =========
                                                                                      174,689
                                                                                    ---------

                                                             PAR
                                         MATURITY           (000)                 VALUE
                                        ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Insurance - 4.7%
  American General Corp., Senior
    Unsecured Notes
    7.50%                                 08/11/10                $   80            $  85,921
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    4.00%                                 01/31/08                    75               73,341
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                                 11/16/07                    25               24,841
  John Hancock Financial
    Services, Inc., Senior
    Unsecured Notes
    5.62%                                 12/01/08                    25               25,216
  Metropolitan Life Global Funding,
    Inc., Senior Secured Notes
    4.75%(c)                              06/20/07                   100               98,760
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(c)                              06/19/08                    50               47,056
  New York Life Insurance Co.,
    Unsecured Notes
    5.88%(c)                              05/15/33                    40               39,312
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(c)                              01/22/08                    50               48,750
  WellPoint, Inc., Unsecured Notes
    5.95%                                 12/15/34                    60               57,761

                                                                                    =========
                                                                                      500,958
                                                                                    ---------
Manufacturing - 0.5%
  Cisco Systems, Inc., Senior
    Unsecured Notes
    5.25%                                 02/22/11                    50               49,573
                                                                                    ---------
Medical & Medical Services - 0.4%
  Genentech, Inc., Senior
    Unsecured Notes
    5.25%                                 07/15/35                    50               44,972
                                                                                    ---------
Medical Instruments & Supplies - 0.2%
  Bristol-Myers Squibb Co., Senior
    Unsecured Notes
    5.75%                                 10/01/11                    25               25,275
                                                                                    ---------
Motor Vehicles - 1.0%
  DaimlerChrysler N.A. Holding
    Corp., Notes
    4.75%                                 01/15/08                    35               34,501
  Johnson Controls, Inc., Senior
    Notes
    5.50%                                 01/15/16                    50               48,489
  Nissan Motor Acceptance Corp.,
    Unsecured Notes
    4.62%(c)                              03/08/10                    25               24,134

                                                                                    =========
                                                                                      107,124
                                                                                    ---------
Oil & Gas - 5.2%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                                 03/15/33                    50               54,684
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                                 05/01/31                    35               40,699
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                                 10/15/11                   200              208,596

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              11

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                 VALUE
                                     ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    6.85%                              04/15/11                $   50             $ 52,424
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                              09/30/11                    65               68,915
  Halliburton Co., Debentures
    7.60%                              08/15/46                    10               11,255
  Halliburton Co., Senior
    Unsecured Notes
    5.50%                              10/15/10                    25               25,059
  Noble Energy, Inc., Senior
    Unsecured Notes
    5.25%                              04/15/14                    25               24,127
  Union Oil Co. of California,
    Senior Unsecured Notes
    5.05%                              10/01/12                    15               14,869
  XTO Energy, Inc., Senior
    Unsecured Notes
    5.00%                              01/31/15                    50               47,265

                                                                                  ========
                                                                                   547,893
                                                                                  --------
Paper & Forest Products - 0.2%
  Weyerhaeuser Co., Senior
    Unsecured Notes
    6.12%                              03/15/07                    17               17,076
                                                                                  --------
Pharmaceuticals - 1.8%
  Merck & Co., Inc., Senior
    Unsecured Notes
    4.38%                              02/15/13                   125              116,319
  Wyeth, Unsecured Notes
    6.00%                              02/15/36                    75               73,263

                                                                                  ========
                                                                                   189,582
                                                                                  --------
Real Estate - 2.0%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
    6.12%                              11/01/12                    75               76,856
  EOP Operating LP, Unsecured
    Notes
    4.65%                              10/01/10                   120              115,030
  The Rouse Co., Unsecured
    Notes
    5.38%                              11/26/13                    25               23,301

                                                                                  ========
                                                                                   215,187
                                                                                  --------
Retail Merchandising - 2.8%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                              09/01/08                    50               51,368
  Home Depot, Inc., Senior
    Unsecured Notes
    4.62%                              08/15/10                   100               97,396
  Wal-Mart Stores, Inc., Unsecured
    Notes
    4.12%                              07/01/10                   160              152,813

                                                                                  ========
                                                                                   301,577
                                                                                  --------
Telecommunications - 5.1%
  BellSouth Capital Funding Corp.,
    Senior Unsecured Notes
    7.75%                              02/15/10                   130              139,683

                                                          PAR
                                      MATURITY           (000)                 VALUE
                                     ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  SBC Communications, Inc.,
    Unsecured Notes
    6.45%                              06/15/34                $   60             $ 59,217
  Sprint Capital Corp., Senior
    Notes
    6.88%                              11/15/28                    35               36,111
  Verizon Maryland, Inc., Senior
    Debentures
    6.12%                              03/01/12                   305              305,621

                                                                                  ========
                                                                                   540,632
                                                                                  --------
Transportation - 1.0%
  United Technologies Corp.,
    Senior Unsecured Notes
    6.35%                              03/01/11                   100              103,909
                                                                                  --------
Yankee - 10.5%
  Alcan, Inc. (Canada), Unsecured
    Notes
    6.12%(e)                           12/15/33                    25               24,524
  Burlington Resources Finance
    Co. (Canada), Senior
    Unsecured Notes
    5.60%(e)                           12/01/06                    20               20,036
  Cadbury Schweppes PLC
    (United Kingdom), Unsecured
    Notes
    3.88%(c)(e)                        10/01/08                    40               38,526
  Canadian National Railway Co.
    (Canada), Senior Unsecured
    Notes
    6.38%(e)                           10/15/11                    50               52,215
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(e)                           07/15/09                   100               97,627
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured
    Notes
    5.80%(e)                           05/01/14                    50               50,468
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
    2.62%(c)(e)                        01/30/07                   100               97,939
  Rio Tinto Finance Ltd.
    (Australia), Unsecured Notes
    2.62%(e)                           09/30/08                    50               46,833
  Royal Bank of Scotland Group
    PLC (United Kingdom),
    Subordinated Notes
    7.38%(e)                           04/29/49                   150              150,000
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(e)                           03/15/10                    50               48,816
  Suncor Energy, Inc. (Canada)
    5.95%(e)                           12/01/34                    25               25,062
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
    6.12%(e)                           10/01/35                    25               23,521
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    6.12%(e)                           01/15/09                   100              101,272

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES C PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ----------   -------   ------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  United Mexican States (Mexico),
    Senior Unsecured Notes
    8.00%(e)                                            09/24/22      $150     $  175,350
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
    7.75%(e)                                            02/15/10       150        160,743

                                                                                =========
                                                                                1,112,932
                                                                                ---------
TOTAL CORPORATE BONDS
  (Cost $9,413,550)                                                             9,184,103
                                                                                ---------
TAXABLE MUNICIPAL BONDS - 1.1%
  Illinois State Pension Funding General Obligation
    Bonds, Series 03
    5.10%
  (Cost $118,963)                                       06/01/33       125        116,891
                                                                                ---------

                                               PAR/SHARES
                                                 (000)
                                              -----------
SHORT TERM INVESTMENTS - 12.0%
  Federal Home Loan Bank,
    Discount Notes
    4.55%(f)                     04/03/06           1,000     999,748
  Galileo Money Market Fund                           270     270,257

                                                              =======
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,270,005)                                         1,270,005
                                                            ---------

TOTAL INVESTMENTS IN SECURITIES -  99.8%
  (Cost $10,802,518(a))                      10,570,999
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                             25,876
                                             ----------
NET ASSETS - 100.0%                         $10,596,875
                                            ===========

-------------------

 (a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $   7,418
      Gross unrealized depreciation                                     (238,937)
                                                                       ---------
                                                                       $(231,519)
                                                                       =========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $178,336 on 9 short U.S. Treasury Note futures contracts, expiring June
       2006. The notional value of such contracts on March 31, 2006 was
       $941,891, with unrealized gain of $2,565 (including commissions of $20).

  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of March 31,
       2006, the Portfolio held 5.3% of its net assets, with a current market value of $560,402, in securities restricted as to resale.
 (d) Rates shown are the rates as of March 31, 2006.
 (e) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (f) The rate shown is the effective yield on the discount notes at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              13

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                            BATS SERIES M PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                 VALUE
                                                ----------   -------------------   ------------------
MORTGAGE PASS-THROUGHS - 13.2%
  Federal National Mortgage
    Association
    5.00%
  (Cost $786,311)                                 08/01/19                $  777           $  758,012
                                                                                            ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 48.5%
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                         01/15/32                    70               73,899
  First Union National Bank
    Commercial Mortgage, Series
    00-C1, Class A2
    7.84%                                         05/17/32                   140              151,450
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98-C2, Class C3
    6.56%                                         11/18/08                   148              150,311
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C1,
    Class A2
    7.72%                                         03/15/33                   350              375,895
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                         08/16/33                   430              459,699
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C3,
    Class A2
    6.96%                                         09/15/35                   400              423,428
  Greenwich Capital Commercial
    Funding Corp., Series
    05-GG3, Class A3
    4.57%(b)                                      08/10/42                    70               67,206
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 00-C10, Class A2
    7.37%                                         08/15/32                   200              211,642
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                                         08/15/26                   500              534,866
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                                         10/18/10                   170              176,795
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2,
    Class A3
    6.50%                                         10/13/11                   156              163,384

                                                                                            =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $2,882,359)                                                                         2,788,575
                                                                                            ---------
ASSET BACKED SECURITIES - 38.2%
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                                         11/15/07                   104              103,019
  Chase Manhattan Auto Owner
    Trust, Series 05-B, Class A3
    4.84%                                         07/15/09                   150              149,277
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                         02/09/09                   200              199,404

                                                                     PAR
                                                 MATURITY           (000)                 VALUE
                                                ----------   -------------------   ------------------
ASSET BACKED SECURITIES (Continued)
  Citibank Credit Card Master
    Trust I, Series 99-2, Class A
    5.88%                                         03/10/11                $  200           $  203,616
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                         01/08/08                   117              116,547
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                         11/17/08                   200              197,548
  MBNA Master Credit Card Trust,
    Series 00-L, Class A
    6.50%                                         04/15/10                   240              245,209
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                         12/17/07                   181              179,823
  Standard Credit Card Master
    Trust, Inc., Series 94-2, Class
    A
    7.25%                                         04/07/06                   200              200,046
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                                         06/16/08                   156              154,950
  USAA Auto Owner Trust, Series
    05-4, Class A3
    4.83%                                         04/15/10                   200              198,818
  USAA Auto Owner Trust, Series
    05-4, Class A4
    4.89%                                         08/15/12                   250              247,775

                                                                                            =========
TOTAL ASSET BACKED SECURITIES
  (Cost $2,214,722)                                                                         2,196,032
                                                                                            ---------

                                           NUMBER
                                          OF SHARES
                                         ----------
SHORT TERM INVESTMENTS - 0.9%
  Galileo Money Market Fund
  (Cost $52,851)                             52,851   52,851
                                                      ------

TOTAL INVESTMENTS IN SECURITIES -  100.8%
  (Cost $5,936,243(a))                        5,795,470
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.8)%                        (46,692)
                                              ---------
NET ASSETS - 100.0%                          $5,748,778
                                             ==========

-------------------

 (a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $     958
      Gross unrealized depreciation                                     (141,731)
                                                                       ---------
                                                                       $(140,773)
                                                                       =========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $67,206 on 3 short U.S. Treasury Note futures contracts, expiring June
       2006. The notional value of such contracts on March 31, 2006 was
       $313,313, with unrealized gain of $1,178 (including commissions of $7).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS

        KEY TO INVESTMENT ABBREVIATIONS

  ARM   Adjustable Rate Mortgage
  LLC   Limited Liability Co.
  LP    Limited Partnership
  PLC   Public Limited Co.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              15

                                BLACKROCK FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                            BATS SERIES S     BATS SERIES C     BATS SERIES M
                                                                           ---------------   ---------------   --------------
ASSETS
 Investments at value1 .................................................      $ 13,671,487      $ 10,570,999      $ 5,795,470
 Interest receivable ...................................................            68,208           131,296           31,945
 Investments sold receivable ...........................................             5,533            48,044                -
 Capital shares sold receivable ........................................           279,054                 -                -
 Receivable from adviser ...............................................             5,705             1,718            2,884
 Prepaid expenses ......................................................            13,710            13,231           13,177
 Futures margin receivable .............................................             1,096                40               13
                                                                              ------------      ------------      -----------
   TOTAL ASSETS ........................................................        14,044,793        10,765,328        5,843,489
                                                                              ------------      ------------      -----------
LIABILITIES
 Investments purchased payable .........................................                 -            23,466                -
 Distributions payable .................................................            50,815            40,706           20,221
 Futures margin payable ................................................                 -               453              141
 Administration fees payable ...........................................             2,752             4,925            1,593
 Custodian fees payable ................................................             2,429             2,671            1,348
 Transfer agent fees payable ...........................................             3,509             2,104            2,104
 Other accrued expenses payable ........................................            75,503            94,128           69,304
                                                                              ------------      ------------      -----------
   TOTAL LIABILITIES ...................................................           135,008           168,453           94,711
                                                                              ------------      ------------      -----------
NET ASSETS .............................................................      $ 13,909,785      $ 10,596,875      $ 5,748,778
                                                                              ============      ============      ===========

1Cost of Investments ...................................................      $ 13,839,659      $ 10,802,518      $ 5,936,243
                                                                              ============      ============      ===========
AT MARCH 31, 2006, NET ASSETS CONSISTED OF:
 Capital Paid in .......................................................      $ 14,125,730      $ 10,885,396      $ 5,888,403
 Accumulated net realized loss on investment transactions and
  futures ..............................................................           (46,815)          (59,567)             (30)
 Net unrealized depreciation on investment transactions and futures.....          (169,130)         (228,954)        (139,595)
                                                                              ------------      ------------      -----------
                                                                              $ 13,909,785      $ 10,596,875      $ 5,748,778
                                                                              ============      ============      ===========

 Net Assets ............................................................      $ 13,909,785      $ 10,596,875      $ 5,748,778
 Shares outstanding (unlimited authorization) ..........................         1,420,652         1,090,425          591,112
 Net Asset Value, offering and redemption price per share ..............      $       9.79      $       9.72      $      9.73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       16

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

                                                                  BATS SERIES S     BATS SERIES C     BATS SERIES M
                                                                 ---------------   ---------------   --------------
Investment income:
 Interest ....................................................         $ 227,651        $  221,102        $ 110,334
                                                                       ---------        ----------        ---------
Expenses:
 Administration fees .........................................            11,043            15,619            8,056
 Custodian fees ..............................................             6,723             5,568            2,132
 Transfer agent fees .........................................            11,581             9,667            9,456
 Legal and audit fees ........................................            57,554            58,625           40,618
 Printing fees ...............................................             1,207             3,492            1,406
 Registration fees and expenses ..............................             6,039             6,039            6,176
 Trustees' fees ..............................................               182               182              182
 Other .......................................................               536             1,887            1,408
                                                                       ---------        ----------        ---------
  Total expenses .............................................            94,865           101,079           69,434
   Less expenses reimbursed by adviser .......................           (94,865)         (101,079)         (69,434)
                                                                       ---------        ----------        ---------
  Net expenses ...............................................                 -                 -                -
                                                                       ---------        ----------        ---------
Net investment income ........................................           227,651           221,102          110,334
                                                                       ---------        ----------        ---------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) from:
  Investment transactions ....................................            (4,075)          (52,677)             (14)
  Futures contracts ..........................................            (6,509)            1,944                -
                                                                       ---------        ----------        ---------
                                                                         (10,584)          (50,733)             (14)
                                                                       ---------        ----------        ---------
 Change in unrealized appreciation/depreciation from:
  Investments ................................................           (47,526)         (157,020)         (57,125)
  Futures contracts ..........................................              (958)            2,565            1,178
                                                                       ---------        ----------        ---------
                                                                         (48,484)         (154,455)         (55,947)
                                                                       ---------        ----------        ---------
Net loss on investments ......................................           (59,068)         (205,188)         (55,961)
                                                                       ---------        ----------        ---------
Net increase in net assets resulting from operations .........         $ 168,583        $   15,914        $  54,373
                                                                       =========        ==========        =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       17

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          BATS SERIES S
                                                                 -------------------------------
                                                                      FOR THE
                                                                    SIX MONTHS        FOR THE
                                                                       ENDED           YEAR
                                                                      3/31/06       10/1/041 -
                                                                    (UNAUDITED)       9/30/05
                                                                 ---------------- --------------
Increase in net assets:
 Operations:
  Net investment income ........................................    $    227,651    $   348,739
  Net realized gain (loss) on investments and futures ..........         (10,584)       (29,112)
  Net unrealized depreciation on investments and futures .......         (48,484)      (120,646)
                                                                    ------------    -----------
  Net increase in net assets resulting from operations .........         168,583        198,981
                                                                    ------------    -----------
Distributions to shareholders from:
  Net investment income ........................................        (227,651)      (355,858)
                                                                    ------------    -----------
Capital share transactions:
  Shares sold ..................................................       4,180,985     10,000,000
  Shares issued in reinvestment of distributions ...............             265              -
  Shares redeemed ..............................................         (55,520)             -
                                                                    ------------    -----------
  Net increase in net assets resulting from capital share
   transactions ................................................       4,125,730     10,000,000
                                                                    ------------    -----------

  Total increase in net assets .................................       4,066,662      9,843,123
Net assets:
  Beginning of period ..........................................       9,843,123              -
                                                                    ------------    -----------
  End of period ................................................    $ 13,909,785    $ 9,843,123
                                                                    ============    ===========
End of period undistributed net investment income ..............    $          -    $         -

                                                                          BATS SERIES C                   BATS SERIES M
                                                                 ------------------------------- -------------------------------
                                                                      FOR THE                        FOR THE
                                                                    SIX MONTHS        FOR THE       SIX MONTHS       FOR THE
                                                                       ENDED           YEAR           ENDED            YEAR
                                                                      3/31/06       10/1/041 -       3/31/06        10/1/041 -
                                                                    (UNAUDITED)       9/30/05      (UNAUDITED)       9/30/05
                                                                 ---------------- -------------- --------------- ---------------
Increase in net assets:
 Operations:
  Net investment income ........................................    $    221,102    $   409,280     $   110,334     $   198,998
  Net realized gain (loss) on investments and futures ..........         (50,733)        (8,834)            (14)          2,295
  Net unrealized depreciation on investments and futures .......        (154,455)       (74,499)        (55,947)        (83,648)
                                                                    ------------    -----------     -----------     -----------
  Net increase in net assets resulting from operations .........          15,914        325,947          54,373         117,645
                                                                    ------------    -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income ........................................        (221,102)      (409,280)       (110,334)       (201,309)
                                                                    ------------    -----------     -----------     -----------
Capital share transactions:
  Shares sold ..................................................         885,416     10,000,000         888,423       5,000,000
  Shares issued in reinvestment of distributions ...............               -              -               -               -
  Shares redeemed ..............................................             (20)             -             (20)              -
                                                                    ------------    -----------     -----------     -----------
  Net increase in net assets resulting from capital share
   transactions ................................................         885,396     10,000,000         888,403       5,000,000
                                                                    ------------    -----------     -----------     -----------

  Total increase in net assets .................................         680,208      9,916,667         832,442       4,916,336
Net assets:
  Beginning of period ..........................................       9,916,667              -       4,916,336               -
                                                                    ------------    -----------     -----------     -----------
  End of period ................................................    $ 10,596,875    $ 9,916,667     $ 5,748,778     $ 4,916,336
                                                                    ============    ===========     ===========     ===========
End of period undistributed net investment income ..............    $          -    $         -     $         -     $         -

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       18

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          BATS SERIES S
                                                                    -------------------------
                                                                       FOR THE
                                                                      SIX MONTHS    FOR THE
                                                                        ENDED         YEAR
                                                                       3/31/06     10/1/041-
                                                                     (UNAUDITED)    9/30/05
                                                                    ------------- -----------
Per share operating performance:
Net asset value, beginning of period ..............................     $  9.84     $   10.00
                                                                        -------     ---------
 Net investment income2 ...........................................        0.21          0.35
 Net realized and unrealized loss on investments ..................      (0.05)      (0.16)
 Distributions from net investment income .........................      (0.21)      (0.35)
                                                                        -------     ---------
 Net asset value, end of period ...................................     $  9.79     $   9.84
                                                                        =======     =========
Total Return ......................................................        1.62%3        2.00%
Ratios / Supplemental data
Net assets, end of period (in thousands) ..........................     $13,910     $   9,843
Ratio of net expenses to average net assets .......................          -4             -
Ratio of total net expenses to average net assets (excluding
 reimbursements) ..................................................        1.78%4        2.72%
Ratio of net investment income to average net assets ..............        4.27%4        3.54%
Ratio of net investment income to average net assets (excluding
 reimbursements) ..................................................        2.49%4        0.82%
Portfolio turnover ................................................          18%           17%

                                                                          BATS SERIES C             BATS SERIES M
                                                                    ------------------------- --------------------------
                                                                       FOR THE                   FOR THE
                                                                      SIX MONTHS    FOR THE     SIX MONTHS     FOR THE
                                                                        ENDED         YEAR        ENDED         YEAR
                                                                       3/31/06     10/1/041-     3/31/06      10/1/041-
                                                                     (UNAUDITED)    9/30/05    (UNAUDITED)     9/30/05
                                                                    ------------- ----------- ------------- ------------
Per share operating performance:
Net asset value, beginning of period ..............................     $  9.92    $   10.00      $  9.83      $   10.00
                                                                        --------   ---------      -------      ---------
 Net investment income2 ...........................................        0.22         0.41         0.22           0.40
 Net realized and unrealized loss on investments ..................      (0.02)     (0.08)      (0.01)       (0.17)
 Distributions from net investment income .........................      (0.22)     (0.41)      (0.22)       (0.40)
                                                                        --------   ---------      -------      ---------
 Net asset value, end of period ...................................     $  9.72    $    9.92      $  9.73      $    9.83
                                                                        ========   =========      =======      =========
Total Return ......................................................        0.19%3       3.34%        1.20%3         2.37%
Ratios / Supplemental data
Net assets, end of period (in thousands) ..........................     $10,597    $   9,917      $ 5,749      $   4,916
Ratio of net expenses to average net assets .......................          -4            -           -4              -
Ratio of total net expenses to average net assets (excluding
 reimbursements) ..................................................        2.04%4       3.02%        2.79%4         3.93%
Ratio of net investment income to average net assets ..............        4.47%4       4.12%        4.44%4         4.03%
Ratio of net investment income to average net assets (excluding
 reimbursements) ..................................................        2.43%4       1.10%        1.65%4         0.10%
Portfolio turnover ................................................          18%          50%           4%            36%

---------
1 Commencement of operations.
2 Calculated using the average shares outstanding method.
3 Not annualized.
4 Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       19

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

     BlackRock Bond Allocation Target Shares ("BATS" or the "Fund") was
organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company.  Pursuant to this authority, the
Trustees have authorized the issuance of an unlimited number of shares in five investment portfolios, three of which, Series S, Series C and Series M (the
"Portfolios"), commenced operations on October 1, 2004.

     Investors may only purchase shares in the five investment portfolios described herein by entering into a wrap-fee program or other managed account.
Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of the Portfolios' financial statements.

     Investment Valuation - Valuation of investments held by each Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board of Trustees
(the "Board"); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser under the supervision of the Board determines that such method does not represent fair value. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value ("Fair Value Assets"). The investment adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee.
Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction.
Fair value determinations shall be based upon all available factors that the adviser deems relevant.

     Dividends to Shareholders -  Dividends from net investment income are declared by the Portfolios each day on "settled" shares (i.e. shares for which the Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. Net realized capital gains, if any, are distributed at least annually.

     Investment Transactions and Investment Income -  Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.
Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income.

     Investing in Government Sponsored Enterprises - The Portfolios invest in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac")
and similar United States Government sponsored entities such as the Federal
National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks
("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations, and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and
FHLB's are neither guaranteed nor insured by the United States Government.

     Forward Commitments, When-Issued and Delayed Delivery Securities - These
Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions

                                                                              21

                    BLACKROCK BOND ALLOCATION TARGET SHARES
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

normally occurs within a month or more after the purchase or sale commitment is made. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.
Upon making a commitment to purchase a security on a when-issued forward commitment basis, the Portfolio will hold liquid assets worth at least the equivalent of the amount due.

     TBA Purchase Commitments - The Portfolios may enter into "TBA" (to be announced) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of a Portfolios' other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation".

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from the estimates and such differences could be material.

     Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

(C) Agreements and Other Transactions with Affiliates and Related Parties

     Pursuant to an Investment Management Agreement, BlackRock Advisors, Inc.
("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Fund. BlackRock does not receive direct compensation for its advisory services. BlackRock benefits from the Fund being an investment option in a wrap program for which BlackRock affiliates receive fees. BlackRock is contractually obligated to pay expenses it incurs in providing advisory services to the Fund and will reimburse the Fund for all of its expenses, except extraordinary expenses. For the six months ended March 31, 2006,
BlackRock reimbursed expenses of $94,865, $101,079, and $69,434, respectively, to Series S, Series C, and Series M. Additionally, as of March 31, 2006, the
receivable from BlackRock was $5,705, $1,718, and $2,884, respectively, to
Series S, Series C, and Series M.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services
Group, Inc., acts as adminstrator for the Fund. For these services, PFPC receives administration and accounting services fees computed daily and payable monthly, at the following annual rates: (a) for accounting services, (i)
$12,000 for each Portfolio's first $250 million in average net assest, $12,000 for each Portfolio's next $500 million in average net assets and 0.0025% for each Portfolio's average net assets in excess of $750 million, and (ii) $200 per Portfolio per month, plus $0.65 per CUSIP per day; (b) for administration services, 0.005% of each Portfolio's average net assets; and (c) out-of-pocket expenses.

     In addition, PFPC Trust Company, an indirect wholly-owned subsidiary of
The PNC Financial Services Group, Inc., serves as custodian for the Fund. For its services, PFPC Trust Company receives 0.01% of each Portfolio's first $10 billion of total net assets and 0.0075% of each Portfolio's total net assets over $10 billion, as well as out-of-pocket expenses and certain transaction charges.

     Pursuant to the Transfer Agent Agreement, PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $15,000 per Portfolio, plus transaction fees, per account fees and disbursements.

     As mentioned above, BlackRock will reimburse the Fund for all such administration, custodian and transfer agent services.

     As of the six months ended March 31, 2006, affiliated payables were as follows:

                       BLACKROCK ALLOCATION TARGET
                                  SHARES
                     ------------------------------
                      SERIES S   SERIES C   SERIES M     TOTAL
                     ---------- ---------- ---------- ----------
  PFPC(1) .........      $8,030     $7,267     $5,011    $20,308

(1) - payables to PFPC are for Accounting, Administration, Custody and Transfer
Agent services provided as of March 31, 2006.

                    BLACKROCK BOND ALLOCATION TARGET SHARES

(D) Purchase and Sales of Securities

     For the six months ended March 31, 2006, purchases and sales of investment securities, other than short-term investments and government securities, were as follows:

                               PURCHASES         SALES
                             -------------   -------------
   BATS Series S .........      $6,893,777      $1,558,885
   BATS Series C .........       2,937,171       1,425,663
   BATS Series M .........       1,593,637         200,000

     For the six months ended March 31, 2006, purchases and sales of U.S.
government securities were as follows:

                              PURCHASES        SALES
                             -----------   ------------
   BATS Series S .........     $ 480,069      $ 278,305

(E) Capital Shares:

     Transactions in capital shares for each period were as follows:

                                                               BATS SERIES S
                                           ------------------------------------------------------
                                                    FOR THE
                                                   SIX MONTHS                   FOR THE
                                                     ENDED                    YEAR ENDED
                                                    3/31/06                     9/30/05
                                           -------------------------- ---------------------------
                                              SHARES        VALUE        SHARES        VALUE
                                           ----------- -------------- ----------- ---------------
         Shares sold ....................     426,290    $ 4,180,985    1,000,000    $ 10,000,000
         Shares issued in reinvestment of
  distributions .........................          27            265            -               -
         Shares redeemed ................      (5,665)       (55,520)           -               -
                                              -------    -----------    ---------    ------------
         Net increase ...................     420,652    $ 4,125,730    1,000,000    $ 10,000,000
                                              =======    ===========    =========    ============

                                                        BATS SERIES C
                                     ----------------------------------------------------
                                             FOR THE
                                            SIX MONTHS                  FOR THE
                                              ENDED                   YEAR ENDED
                                             3/31/06                    9/30/05
                                     ------------------------ ---------------------------
                                        SHARES       VALUE       SHARES        VALUE
                                     ----------- ------------ ----------- ---------------
  Shares sold .....................      90,427    $ 885,416    1,000,000    $ 10,000,000
  Shares redeemed .................          (2)         (20)           -               -
                                        -------    ---------    ---------    ------------
  Net increase ....................      90,425    $ 885,396    1,000,000    $ 10,000,000
                                        =======    =========    =========    ============

                                                BATS SERIES M
                             ---------------------------------------------------
                                     FOR THE
                                    SIX MONTHS                 FOR THE
                                      ENDED                   YEAR ENDED
                                     3/31/06                   9/30/05
                             ------------------------ --------------------------
                                SHARES       VALUE       SHARES        VALUE
                             ----------- ------------ ----------- --------------
  Shares sold .............      91,114    $ 888,423    1,000,000    $ 5,000,000
  Shares redeemed .........          (2)         (20)           -              -
                                --------   ---------    ---------    -----------
  Net increase ............      91,112    $ 888,403    1,000,000    $ 5,000,000
                                ========   =========    =========    ===========

(F) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of

                                                                              23

                    BLACKROCK BOND ALLOCATION TARGET SHARES
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.

     The tax character of distributions paid during the year ended September
30, 2005 were as follows:

                            ORDINARY
                             INCOME
                          ------------
  BATS Series S
  9/30/05 ...............    $ 355,858
  BATS Series C
  9/30/05 ...............      409,280
  BATS Series M
  9/30/05 ...............      201,309

     At September 30, 2005, the Series S Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date:

                                    EXPIRING SEPTEMBER
                                           30
                                    -----------------
                                      2013     TOTAL
                                    -------- --------
  BATS Series S ..................     $ 167    $ 167

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A)  Board of Trustees' Consideration of the Investment Management Agreement.
   The Board of Trustees (the "Board") of BlackRock Bond Allocation Target
   Shares (the "Trust"), including a majority of the non-interested Trustees of the Trust (the "Independent Trustees"), unanimously approved the renewal of the investment management agreement between the Trust and BlackRock
   Advisors, Inc. (the "Adviser") (the "Advisory Agreement") for the Series C,
   Series I, Series M, Series P and Series S portfolios of the Trust (each, a
   "Portfolio"), at an in-person meeting of the Board held on February 28,
   2006. In connection with its consideration of the Advisory Agreement, the
   Independent Trustees met with investment advisory personnel from the
   Adviser at an in-person meeting of the Board held on February 7, 2006 and reviewed materials that it received in advance of that meeting, including:
   (i) contractual and actual fees paid for each Portfolio, and the expense ratio of each Portfolio in comparison to peer funds; (ii) the Adviser's economic outlook for the Portfolios and investment outlook for the markets;
   (iii) information regarding fees paid to service providers affiliated with the Adviser; and (vi) information regarding the Adviser's compliance record and regulatory matters relating to the Adviser. In approving the Advisory
   Agreement, the Board, including all of the Independent Trustees, considered each of the matters discussed below in executive sessions held at the
   February 7 and February 28 meetings, during which counsel to the
   Independent Trustees was present.

   Nature, Extent and Quality of Services.  The Board received and considered various information and data regarding the nature, extent and quality of services to be provided by the Adviser to the Trust. The Board reviewed the
   Adviser's investment philosophy and process in managing the Portfolios, as well as a description of its capabilities, personnel and services. The
   Board considered the scope of services to be provided by the Adviser under the Advisory Agreement relative to those typically provided by an investment adviser to a mutual fund, and also considered the Adviser's in-house research capabilities and other resources available to its personnel. The Board noted that the standard of care applicable under the
   Advisory Agreement was comparable to that generally found in investment advisory agreements of its nature. The Board considered the legal and compliance programs of each of the Trust and the Adviser, as well the integrity of the systems in place to ensure implementation of such programs and the records of each of the Trust and the Adviser in these matters. The
   Board also considered information relating to the qualifications, backgrounds and responsibilities of the investment professionals and other personnel who provide services under the Advisory Agreement and took into account the time and attention to be devoted by senior management of the
   Adviser to the Trust. The Board also considered the general business reputation of the Adviser and its financial resources and concluded that the Adviser would be able to meet any reasonably foreseeable obligation under the Advisory Agreement.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Adviser to the Trust under the Advisory
   Agreement were consistent with the Trust's operational requirements with respect to each Portfolio and reasonable in terms of approving the renewal of the Advisory Agreement.

   Fees and Expenses.  In examining the fees and expenses paid by the Trust, the Board gave substantial consideration to the fact that the Adviser contractually would not receive a fee for its investment advisory or other services provided to the Trust under the Advisory Agreement.  Furthermore, the Advisory Agreement provides that the Adviser is contractually obligated to bear all of its own costs and expenses incurred in connection with its services under the Agreement and to reimburse the Trust for all ordinary fees and expenses.  The Board was provided with information regarding the administration, transfer agent and custody expenses for each Portfolio prior to the reimbursement of such expenses by the Adviser, as well as a comparison of such expenses against respective Lipper peer funds selected by the Adviser.  The Board noted that upon reimbursement of such expenses by the Adviser, each Portfolio's actual

                                BLACKROCK FUNDS

   administration, transfer agent and custody fees were zero.  In examining the fees under the Advisory Agreement, the Board also took into account the fact that the Adviser has a separate fee arrangement with BlackRock
   Financial Management, Inc. ("BFM"), the manager of the wrap-fee programs for which the Trust is an investment option, under which the Adviser would receive a fee from BFM based on the amount of assets in the Trust.
   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the contractual fee and expense arrangements under the Advisory Agreement were fair and reasonable in light of the services provided by the Adviser to the Trust.

   Portfolio Performance.  The Board noted that the Portfolios were organized in September 2004 and thus far, only the Series C, Series M and Series S
   Portfolios have been funded with initial seed money from the Adviser along with an insignificant amount of third party investments, but have not yet commenced full operations.  The Board therefore did not give significant considerations to performance history.

   Profitability.  The Board noted that the Adviser and its affiliates have not yet realized profits in respect of their relationship with the
   Portfolios since, as noted above, the Portfolios have not yet commenced full operations. The Board noted that while the Adviser receives no fees from the Trust and reimburses the Trust for all of its ordinary costs and expenses, it expects to benefit indirectly from its fee agreement with BFM, which is engaged as an adviser by the wrap-fee program managed accounts that invest in the Trust. The Board, including all of the Independent
   Trustees, concluded that the Adviser's profitability with respect to the
   Portfolios was reasonable relative to the services provided.

   Economies of Scale.  The Board noted that the Adviser was not charging the
   Trust a fee for its services and that the Adviser would reimburse the Trust for all of its ordinary costs and expenses.  As a result, Board did not consider whether the Trust would be able to benefit from any economies of scale in the event that the Trust attracts a large amount of assets.

   Other Benefits to the Adviser.  Lastly, the Board took into account other potential ancillary benefits to BlackRock, Inc. in connection with managing the Trust, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the broker-dealer community, and the engagement of BlackRock's affiliates as service providers to the Trust, including for administrative, transfer agency, distribution and custodial services.  The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock could receive with regard to providing investment advisory and other services to the Trust were consistent with those available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the renewal of the Advisory Agreement.  Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreement.

(B)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(C)  BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to combine Merrill
   Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial

                                                                              27

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

   Services Group, Inc. ("PNC"), which currently holds a majority interest in
   BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members.
   Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by
   BlackRock, Inc. shareholders and customary conditions.

(D)  The amounts estimated to be paid by the Fund to the Chief Compliance
   Officer (CCO) and certain of his staff for the six months ended March 31,
   2006, are $246.

                    BLACKROCK BOND ALLOCATION TARGET SHARES

Investment Adviser
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Custodian
     PFPC Trust Company
     Philadelphia, Pennsylvania 19153

Administrator and Transfer Agent
     PFPC Inc.
   Wilmington, Delaware 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Counsel
     Simpson Thacher & Bartlett LLP
     New York, New York 10017

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

For information about portfolio holdings and characteristics, BlackRock BATS shareholders and prospective investors may call (888) 825-2257.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

BATS-SEMI  3/06

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BlackRock Bond Allocation Target Shares

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date June 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date June 5, 2006

By (Signature and Title)	/s/ William C. McGinley
William C. McGinley, Treasurer and Principal Financial Officer

Date June 2, 2006